Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current
Stockpile	$12,768	$13,906
Work in progress	5,647	6,364
Finished goods	78,958	72,923
Materials and supplies	61,080	49,912
	158,453	143,105
Non-current
Stockpile	34,156	16,704
Materials and supplies	3,417	5,302
	37,573	22,006
	$196,026	$165,111